Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Accounting

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to a quarterly report on Form 10-Q. The year-end condensed consolidated balance sheet data was derived from the Company’s audited financial statements but does not include all disclosures required by U.S. GAAP. These condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2019 included in the Company’s final prospectus for its IPO, filed pursuant to Rule 424(b) under the Securities Exchange Act of 1933, as amended, with the SEC on April 6, 2020 (the Prospectus). The unaudited financial information for the interim periods presented herein reflects all adjustments which, in the opinion of management, are necessary for a fair presentation of the financial condition and results of operation for the periods presented, with such adjustments consisting only of normal recurring adjustments.

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and include our wholly owned subsidiaries, majority-owned or controlled companies, and variable interest entity (“VIE”), Kalyra Pharmaceuticals, Inc. (“Kalyra”), for which we are the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation.

We evaluate our ownership, contractual and other interests in entities that are not wholly-owned to determine if these entities are VIEs, and, if so, whether we are the primary beneficiary of the VIE. In determining whether we are the primary beneficiary of a VIE and therefore required to consolidate the VIE, we apply a qualitative approach that determines whether we have both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses of, or the rights to receive benefits from, the VIE that could potentially be significant to that VIE. On December 21, 2017, the Company acquired a 25% equity interest in Kalyra. Based on our assessment, we concluded that Kalyra is a variable interest entity and we are the primary beneficiary. Prior to the acquisition, Zeno and Kalyra transacted for the delivery of research and development services and support. The financial position and results of operations of Kalyra have been included in the Company’s consolidated financial statements from December 21, 2017, the date we became the primary beneficiary. The liabilities recognized as a result of consolidating Kalyra do not represent additional claims on the Company’s general assets.

We will continuously assess whether we are the primary beneficiary of a VIE, as changes to existing relationships or future transactions may result in the consolidation or deconsolidation of such VIE. During the periods presented, we have not provided any other financial or other support to our VIE that we were not contractually required to provide.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests represent the portion of equity (net assets) in Kalyra, our consolidated but not wholly-owned entity, that is neither directly nor indirectly attributable to us.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates and judgments, which are based on historical and anticipated results and trends and on various other assumptions that management believes to be reasonable under the circumstances. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from management’s estimates.

Though the impact of the COVID-19 pandemic to our business and operating results presents additional uncertainty, we continue to use the best information available to inform our critical accounting estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates and judgments, which are based on historical and anticipated results and trends and on various other assumptions that management believes to be reasonable under the circumstances. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from management’s estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are comprised of short-term, highly-liquid investments with maturities of 90 days or less at the date of purchase. As of December 31, 2018 and 2019, our cash equivalents consisted of money market funds.

Restricted Cash

Restricted Cash

Under the terms of our office lease, we are required to maintain a letter of credit as a security deposit during the term of such lease. At December 31, 2019, restricted cash of $0.2 million was pledged as collateral for the letter of credit. We were not required to maintain a letter of credit as a security deposit as of December 31, 2018.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The authoritative guidance defines fair value and requires us to establish a framework for measuring fair value and disclosure about fair value measurements using a three-tier approach. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Our financial instruments include cash equivalents, accounts receivable, prepaid expenses and other assets, accounts payable and accrued expenses. Fair value estimates of these instruments are made at a specific point in time, based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgement and therefore cannot be determined with precision. The carrying amount of cash equivalents, account receivable, prepaid expenses and other assets, accounts payable and accrued expenses are generally considered to be representative of their respective values because of the short-term nature of those instruments.

Concentrations of Credit Risk, Sources of Supply and Significant Customers

Concentrations of Credit Risk, Sources of Supply and Significant Customers

We are subject to credit risk from our portfolio of cash equivalents. We maintain our cash and cash equivalent balances with two major commercial banks. Deposits held with the financial institutions exceed the amount of insurance provided on such deposits. We are exposed to credit risk in the event of a default by the financial institutions holding our cash and cash equivalents to the extent recorded on the consolidated balance sheets.

We are also subject to credit risk from our accounts receivable related to our revenues under our license and collaboration agreement and reimbursements under our government grants. We have a license and collaboration agreement under which we receive payments for license fees, milestone payments and reimbursements of research and development services. Management monitors our exposure to accounts receivable by periodically evaluating the collectability of the accounts receivable based on a variety of factors including the length of time the receivables are past due, the financial health of the customer and historical experience. Based upon the review of these factors, we recorded no allowance for doubtful accounts at December 31, 2018 and 2019. As of December 31, 2018 and 2019, all of the outstanding accounts receivables are due from government entities.

We rely on third-party manufacturers for the supply of active pharmaceutical ingredients.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable is recorded at the invoiced amount and is non-interest bearing. Accounts receivable is recorded net of allowances for doubtful accounts. We recorded no allowance for doubtful accounts at December 31, 2019 and 2018 as the collectability of accounts receivable was reasonably assured.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost, less accumulated depreciation and amortization. Equipment is depreciated using the straight-line method over its estimated useful life ranging from three to five years and leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter. Repair and maintenance costs are expensed as incurred.

Leases

Leases

We have entered into operating leases for real estate. We determine if an arrangement is a lease at inception and evaluate each lease agreement to determine whether the lease is an operating or finance lease. For leases where we are the lessee, right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. Liabilities from operating leases are included in accrued expenses and other long-term liabilities on our consolidated balance sheet. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit interest rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any prepaid lease payments, lease incentives received, and costs which will be incurred in exiting a lease. Our leases often include options to extend or terminate the lease. These options are included in the lease term when it is reasonably certain that we will exercise that option. As of December 31, 2019 it is not reasonably certain that these options will be exercised and they are not included within the lease term. Short-term leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. We have lease agreements with lease and non-lease components which are accounted for separately.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We account for long-lived assets in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may not be recoverable. To date, we have not experienced any significant impairment losses.

Goodwill and In-Process Research and Development

Goodwill and In-Process Research and Development

Our goodwill, which has an indefinite useful life, represents the excess of the cost over the fair value of net assets acquired from its business combination. The determination of the value of goodwill and intangible assets arising from business combinations and asset acquisitions requires extensive use of accounting estimates and judgments to allocate the purchase price to the fair value of the net tangible and intangible assets acquired, including capitalized in-process research and development (“IPR&D”).

Intangible assets acquired in a business combination that are used for IPR&D activities are considered indefinite lived until the completion or abandonment of the associated research and development efforts. Upon conclusion of the relevant research and development project, we will amortize the acquired IPR&D over its estimated useful life or expense the acquired IPR&D should the research and development project be unsuccessful with no future alternative use. We base the useful lives and related amortization expense on our estimate of the period that the assets will generate revenues or otherwise be used. We assess the carrying value of our IPR&D assets at least annually, or more frequently if an event occurs indicating the potential for impairment, which requires us to make assumptions and judgements regarding the future cash flows of these assets. If the assets are considered to be impaired, the impairment we recognize is the amount by which the carrying value of the assets exceeds the fair value of the assets. Fair value is determined by a combination of third-party sources and forecasted discounted cash flows.

Goodwill is reviewed for impairment at least annually, or more frequently if an event occurs indicating the potential for impairment. During the impairment review process, we consider qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount, including goodwill. If we determine that it is not more likely than not that the fair value of our reporting unit is less than the carrying amount, then no additional assessment is deemed necessary. Otherwise, we perform the two-step test for goodwill impairment. The first step involves comparing the estimated fair values of the reporting units with the carrying values, including goodwill. If the carrying amounts of the reporting units exceed the fair values, the second step of the goodwill impairment test is performed to determine the amount of loss, which involves comparing the implied fair values of the goodwill to the carrying values of the goodwill. We completed our most recent annual evaluation for impairment for goodwill and IPR&D as of December 31, 2019 using the qualitative assessment and determined that no impairment existed, and no charges were recorded.

Revenue Recognition

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued accounting guidance on the recognition of revenue from customers. This guidance supersedes the revenue recognition requirements we previously followed in Accounting Standards Codification, or ASC, Topic 605, Revenue Recognition, or ASC 605, and created a new Topic 606, Revenue from Contracts with Customers, or ASC 606. Under ASC 606, an entity will recognize revenue when it transfers control of promised goods or services to customers in an amount that reflects what the entity expects to receive in exchange for the goods or services, and the performance obligation(s) under the related contracts are satisfied. To determine revenue recognition for contracts with customers we perform the following five steps: (i) identify the promised goods or services in the contract; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy the performance obligations.

We generate revenues from payments received under a collaboration arrangement which included payments for nonrefundable fees at the inception of the agreement, license fees, milestone-based payments and reimbursements for research and development efforts. As of January 1, 2018, we adopted ASC 606, Revenue from Contracts with Customers. We applied the provisions of ASC 606 using the modified retrospective approach, with the cumulative effect of the adoption recognized as of January 1, 2018, to the contract that had not been completed as of that date. Amounts received prior to satisfying the revenue recognition criteria are recorded as contract liabilities in the Company’s consolidated balance sheets. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as contract liabilities in current liabilities. Amounts not expected to be recognized as revenues within the 12 months following the balance sheet date are classified as contract liabilities in long-term liabilities.

Prior to the ASC 606 adoption, revenue was recognized when all the following criteria were met; (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the seller’s price to the buyer is fixed or determinable; and (iv) collectability is reasonably assured. Under the previous guidance, we recognized the upfront payment received from our collaborative partner on a straight- line basis over the performance period arrangement or from receipt until May 2036. There were no other adoption differences in revenue recognized due to the transition from the previously applied authoritative accounting literature to ASC 606.

Upon the adoption of ASC 606, we concluded that all services had been rendered over the research period and recognized an adjustment to decrease deferred revenues and accumulated deficit by approximately $0.9 million. The impact of applying the provisions of ASC 606 in the year ended December 31, 2018 was to decrease revenues by forty-six thousand dollars. Under the previously existing authoritative accounting literature, at December 31, 2018 our deferred revenue would have been approximately $0.8 million higher than the amounts reported in our consolidated balance sheet. ASC 606 did not have an aggregate impact on our net cash used in operating activities but resulted in offsetting changes in net loss and liabilities within net cash used in operating activities in the consolidated statements of cash flows.

Revenue under Collaborative Agreements

Revenue under Collaborative Agreements

We entered into a collaboration and license agreement (“the agreement”) with a specialty pharmaceutical company for the development and commercialization of products and product candidates for the treatment of various diseases and conditions relating to the field of oncology. Pursuant to the terms of the original agreement and related amendment, the collaborator made an upfront non-refundable license payment, milestone payments and payments for the reimbursement of research and development expenses to us during the research period. The collaborator may be required to make royalty payments on sales of products in the collaborator’s territories resulting from the collaborative arrangement. Although this agreement is, in form, structured as a collaboration agreement, we concluded for accounting purposes that it represented a contract with a customer, and is not subject to accounting literature on collaborative arrangements. This is because we granted licenses to our intellectual property and provided research and development services which are all outputs of our ongoing activities in exchange for consideration. We do not share in significant risks of their development or commercialization activities.

Our collaboration partner can select additional compounds to add to the licenses granted. We consider these rights to be options without material rights, as these rights require additional fees and future royalties which do not represent discounts to similar licenses to a new collaboration partner. We consider grants of additional licenses upon exercises to be separate contracts.

Under the collaboration agreement, we have identified a pre-clinical development license, a development and commercial license, a license to manufacture product (collectively referred to as “licenses”), associated research and development services and joint steering committee participation (collectively referred to as “services”) for the co-development of a single named compound as the performance obligations of the contract. As our ongoing participation in the research and development was required for the collaborator to benefit from the licenses, the promised licenses and services were not separable or distinct and were accounted for as a single performance obligation satisfied over the term of the research period.

The transaction price is the amount of consideration to which we expect to be entitled for transferring promised goods or services. The transaction price does not include amounts subject to uncertainties unless it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated to the amount is resolved. Upfront fees are contractually obligated and included in the transaction price. Consideration we may have received in exchange for milestones achieved were subject to significant uncertainties inherent in product development and were not included in the transaction price until deemed probable that the amount would not result in a significant reversal of revenue in the future. At the conclusion of each reporting period, we reassessed the probability of milestone achievement and expected payments for research and development services, and if necessary, adjusted our total estimated transaction price.

As our collaboration agreement had one distinct bundle of performance obligations comprised of services and licenses delivered concurrently and were not subject to the right of return, allocation of the transaction price was not required.

Upfront amounts allocated to licenses and ongoing services were recognized as revenue commencing upon transfer of the licenses over the research period of the target on a percentage of total costs to be incurred basis. We completed our ongoing services under the collaboration agreement during the fourth quarter of 2017 and therefore considered our performance obligations to have been fully satisfied at that time. Development milestones are recognized as revenue when the consideration is included in the transaction price over the remaining term of the research period. Royalties will be recognized when the underlying sales occur based on estimates. We will record a true-up of the estimated royalty revenues to the actual royalties earned when royalty reports are received.

We provide standard indemnification and protection of licensed intellectual property for our customers. These provisions are part of assurance that the licenses meet the agreement’s representations and are not an obligation to provide goods or services.

Research and Development Expenses

Research and Development Expenses

Research and development expenses include salaries and benefits, facilities and other overhead expenses, external clinical trial expenses, research related manufacturing services, contract services and other outside expenses. Research and development expenses are charged to operating expenses as incurred when these expenditures relate to our research and development efforts and have no alternative future uses. Reimbursed research and development costs under government grant arrangements are recorded as a reduction to research and development expenses and are recognized in the period in which the related costs are incurred.

We are obligated to make upfront payments upon execution of certain research and development agreements. Advance payments, including nonrefundable amounts, for goods or services that will be used or rendered for future research and development activities are deferred. Such amounts are recognized as expense as the related goods are delivered or the related services are performed, or such time when we do not expect the goods to be delivered or services to be performed.

Clinical Trial Expenses

Clinical Trial Expenses

We make payments in connection with our clinical trials under contracts with contract research organizations that support conducting and managing clinical trials. The financial terms of these agreements are subject to negotiation and vary from contract to contract and may result in uneven payment flows. Generally, these agreements set forth the scope of work to be performed at a fixed fee, unit price or on a time and materials basis. A portion of our obligation to make payments under these contracts depends on factors such as the successful enrollment or treatment of patients or the completion of other clinical trial milestones.

Expenses related to clinical trials are accrued based on our estimates and/or representations from service providers regarding work performed, including actual level of patient enrollment, completion of patient studies and progress of the clinical trials. Other incidental costs related to patient enrollment or treatment are accrued when reasonably certain. If the amounts we are obligated to pay under our clinical trial agreements are modified (for instance, as a result of changes in the clinical trial protocol or scope of work to be performed), we adjust our accruals accordingly. Revisions to our contractual payment obligations are charged to expense in the period in which the facts that give rise to the revision become reasonably certain.

Share-Based Compensation

Share-Based Compensation

We record share-based compensation expense associated with equity instruments in accordance with the authoritative guidance for stock-based compensation. The cost of employee services received in exchange for an award of an equity instrument is measured at the grant date based on the estimated fair value of the award and is recognized as expense on a straight-line basis over the requisite service period of the award. Share-based compensation expense for an award with a performance condition is recognized when the achievement of such performance condition is determined to be probable. If the outcome of such performance condition is not determined to be probable or is not met, no compensation expense is recognized, and any previously recognized compensation expense is reversed. Forfeitures are recognized as a reduction of share-based compensation expense as they occur.

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A provision has been made for income taxes due on taxable income and for the deferred taxes on temporary differences. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Realization of the deferred income tax asset is dependent on gathering sufficient taxable income in future years.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the combination of the tax payable for the period and the change during the period in deferred tax assets and liabilities. We follow the accounting guidance on accounting for uncertainty in income taxes. The guidance prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities based on the technical merits of the position.

Comprehensive Loss	Comprehensive Loss Comprehensive loss is equal to net loss for the periods ended March 31, 2020 and 2019.	Comprehensive Loss Comprehensive loss is equal to net loss for the years ended December 31, 2018 and 2019.
Net Loss per Class A Common Unit

Net Loss per Class A Common Unit

Basic net loss per Class A common unit is computed by dividing net loss, after adjusting for preferred unit dividends, if declared by the weighted-average number of Class A common units outstanding during the period. Diluted net loss per common unit is computed using the weighted-average number of Class A common units outstanding during the period and, if dilutive the weighted average number of potential shares of Class A common units. The effect of the conversion of preferred units into Class A common units is excluded from the computation of diluted net loss per common unit for the period as their effect is antidilutive. Additionally, Class A common unit equivalents are excluded from the computation of diluted net loss per common unit for all periods as their effect is antidilutive.

Adoption and Pending Adoption of Recent Accounting Pronouncements

Adoption and Pending Adoption of Recent Accounting Pronouncements

The following table provides a brief description of recently issued accounting standards, those adopted in the current period and those not yet adopted:

Standard	Description	Effective Date	Effect on the Financial Statements or Other Significant Matters
In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments	This guidance makes improvements to financial instruments guidance, including the current expected credit losses guidance.	January 1, 2020	We have adopted the new guidance as of January 1, 2020. The impact of the adoption was not material to the consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321)	This standard clarifies the interaction between accounting standards related to equity securities (ASC 321), equity method investments (ASC 323), and certain derivatives (ASC 815).	January 1, 2021	We currently do not hold equity securities, have equity method investments or derivatives. We do not believe the adoption will have a material impact on our consolidated financial position or results of operations.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. In November 2018 and April and May of 2019, the FASB issued additional guidance related to Topic 326.	The standard amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses for most financial assets and certain other instruments that aren’t measured at fair value through net income.	January 1, 2020	We have adopted the new guidance on January 1, 2020. The impact of the adoption was not material to the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes.	The new guidance is intended to simplify aspects of the accounting for income taxes, including the elimination of certain exceptions to the guidance in ASC 740 related to the approach for intraperiod tax allocation, among other changes.	January 1, 2020	We have adopted the new guidance on January 1, 2020. The impact of the adoption was not material to the consolidated financial statements.

Adoption and Pending Adoption of Recent Accounting Pronouncements

The following table provides a brief description of recently issued accounting standards, those adopted in the current period and those not yet adopted:

Standard	Description	Effective Date	Effect on the Financial Statements or Other Significant Matters

In January 2016, the FASB issued ASU 2016-01, Financial Instruments— Overall; Recognition and Measurement of Financial Assets and Financial Liabilities.	The new guidance supersedes the guidance to classify equity securities with readily determinable fair values into different categories (that is, trading or available-for-sale) and requires equity securities to be measured at fair value with changes in the fair value recognized through net income. The new guidance requires public business entities that are required to disclose fair value of financial instruments measured at amortized cost on the balance sheet to measure that fair value using the exit price notion consistent with Topic 820, Fair Value Measurement.	January 1, 2018	We currently do not hold equity securities and therefore the adoption did not have a material impact on our consolidated financial position or results of operations.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). In March, April, May and December 2016, the FASB issued additional guidance related to Topic 606.

The new standard will supersede nearly all existing revenue recognition guidance.

Under Topic 606, an entity is required to recognize revenue upon transfer of promised goods or services to customers in an amount that reflects the expected consideration to be received in exchange for those goods or services. Topic 606 defines a five-step process in order to achieve this core principle, which may require the use of judgment and estimates, and also requires expanded qualitative and quantitative disclosures relating to the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including significant judgments and estimates used. The new standard also defines accounting for certain costs related to origination and fulfillment of contracts with customers, including whether such costs should be capitalized. The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach where the new standard is applied in the financial statements starting with the year

		January 1, 2019	We have adopted the new guidance on January 1, 2018 using the modified retrospective approach. Refer to Note 2 “Revenue Recognition” for additional detail regarding the impact of the adoption.
of adoption. Under both approaches, cumulative impact of the adoption is reflected as an adjustment to retained earnings (accumulated equity (deficit)) as of the earliest date presented in accordance with the new standard.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share- Based Payment Accounting	The FASB issued the new guidance as part of its ongoing Simplification Initiative. The ASU supersedes Subtopic 505-50 by expanding the scope of Topic 718 to include nonemployee awards and generally aligning the accounting for nonemployee awards with the accounting for employee awards with limited exceptions.	January 1, 2019	We have adopted the new guidance on January 1, 2018. The impact of the adoption was not material to the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842).	This guidance revises the accounting related to leases by requiring lessees to recognize a lease liability and a right-of-use asset for all leases. The new lease guidance also simplifies the accounting for sale-leaseback transactions.	January 1, 2019	We have adopted Topic 842 on January 1, 2019 using a modified retrospective transition basis for leases existing as of the period of adoption. We implemented new processes and used the available practical expedients to implement the guidance. The practical expedients allowed us to carry forward our historical assessment of whether existing agreements are or contain a lease and the classification of our existing lease arrangements. All of our real-estate operating lease commitments are recognized as lease liabilities with corresponding right-of-use assets, which resulted in an increase in the assets and liabilities of the consolidated balance sheet of $1.5 million, using an assumed weighted average discount rate of 11.0%. The adoption did not have an impact on our consolidated statements of operations and did not require recognition of a cumulative-effect adjustment to the opening balance of accumulated deficit in the period of adoption. We elected to continue applying the guidance under ASU 840, Leases for comparative periods, as allowed through ASU 2018-11, Leases (Topic 842): Targeted Improvements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. In November 2018 and April and May of 2019, the FASB issued additional guidance related to Topic 326.	The standard amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses for most financial assets and certain other instruments that aren’t measured at fair value through net income.	January 1, 2020	We do not believe the adoption will have a material impact on our consolidated financial position or results of operations.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes.	The new guidance is intended to simplify aspects of the accounting for income taxes, including the elimination of certain exceptions to the guidance in ASC 740 related to the approach for intraperiod tax allocation, among other changes.	January 1, 2021	We do not believe the adoption will have a material impact on our consolidated financial position or results of operations.

Consolidation

The condensed consolidated financial statements include the accounts of our wholly owned subsidiaries, majority-owned or controlled companies, and variable interest entity (“VIE”), Kalyra Pharmaceuticals, Inc. (“Kalyra”), for which we are the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation.